Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables to associated companies and joint ventures	kr 115	kr 81
Trade payables, excluding associated companies and joint ventures	35,569	31,907
Total	kr 35,684	kr 31,988